Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SMALL-CAP STOCK FUND, INC.
Entity Central Index Key	0000075170
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000005508
Shareholder Report [Line Items]
Fund Name	Small-Cap Stock Fund
Class Name	Investor Class
Trading Symbol	OTCFX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Investor Class	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 8,017,998,000
Holdings Count | Holding	297
InvestmentCompanyPortfolioTurnover	36.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,017,998
Number of Portfolio Holdings	297

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	36.8%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.5%
Financials	19.1
Health Care	18.7
Information Technology	11.6
Consumer Discretionary	7.0
Real Estate	6.0
Materials	5.0
Energy	4.6
Utilities	3.7
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	2.2%
Masimo	1.6
Mirion Technologies	1.6
VSE	1.4
API Group	1.3
RBC Bearings	1.3
Planet Fitness	1.2
Esab	1.2
PennyMac Financial Services	1.1
OR Royalties	1.1

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005509
Shareholder Report [Line Items]
Fund Name	Small-Cap Stock Fund
Class Name	Advisor Class
Trading Symbol	PASSX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Advisor Class	$59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 8,017,998,000
Holdings Count | Holding	297
InvestmentCompanyPortfolioTurnover	36.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,017,998
Number of Portfolio Holdings	297

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	36.8%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.5%
Financials	19.1
Health Care	18.7
Information Technology	11.6
Consumer Discretionary	7.0
Real Estate	6.0
Materials	5.0
Energy	4.6
Utilities	3.7
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	2.2%
Masimo	1.6
Mirion Technologies	1.6
VSE	1.4
API Group	1.3
RBC Bearings	1.3
Planet Fitness	1.2
Esab	1.2
PennyMac Financial Services	1.1
OR Royalties	1.1

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159682
Shareholder Report [Line Items]
Fund Name	Small-Cap Stock Fund
Class Name	I Class
Trading Symbol	OTIIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - I Class	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 8,017,998,000
Holdings Count | Holding	297
InvestmentCompanyPortfolioTurnover	36.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,017,998
Number of Portfolio Holdings	297

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	36.8%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.5%
Financials	19.1
Health Care	18.7
Information Technology	11.6
Consumer Discretionary	7.0
Real Estate	6.0
Materials	5.0
Energy	4.6
Utilities	3.7
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	2.2%
Masimo	1.6
Mirion Technologies	1.6
VSE	1.4
API Group	1.3
RBC Bearings	1.3
Planet Fitness	1.2
Esab	1.2
PennyMac Financial Services	1.1
OR Royalties	1.1

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219319
Shareholder Report [Line Items]
Fund Name	Small-Cap Stock Fund
Class Name	Z Class
Trading Symbol	TRZZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 8,017,998,000
Holdings Count | Holding	297
InvestmentCompanyPortfolioTurnover	36.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,017,998
Number of Portfolio Holdings	297

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	36.8%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.5%
Financials	19.1
Health Care	18.7
Information Technology	11.6
Consumer Discretionary	7.0
Real Estate	6.0
Materials	5.0
Energy	4.6
Utilities	3.7
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	2.2%
Masimo	1.6
Mirion Technologies	1.6
VSE	1.4
API Group	1.3
RBC Bearings	1.3
Planet Fitness	1.2
Esab	1.2
PennyMac Financial Services	1.1
OR Royalties	1.1

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless